AMCAP Fund®
Investment portfolio
November 30, 2024
unaudited

Common stocks 96.50% Information technology 28.45%	Shares	Value (000)
Microsoft Corp.	13,208,882	$5,593,433
Broadcom, Inc.	21,484,635	3,482,230
Apple, Inc.	12,147,353	2,882,931
Salesforce, Inc.	8,002,181	2,640,640
NVIDIA Corp.	15,657,063	2,164,589
Taiwan Semiconductor Manufacturing Co., Ltd.	42,802,983	1,314,422
Palo Alto Networks, Inc.[1]	2,428,090	941,662
Shopify, Inc., Class A, subordinate voting shares[1]	6,432,814	743,633
ASML Holding NV	1,000,714	688,744
ServiceNow, Inc.[1]	637,404	668,917
Accenture PLC, Class A	1,561,919	565,993
ANSYS, Inc.[1]	1,347,843	473,228
Micron Technology, Inc.	4,730,113	463,314
Applied Materials, Inc.	2,404,099	420,020
First Solar, Inc.[1]	1,799,949	358,676
Atlassian Corp., Class A1	1,171,430	308,765
SAP SE	1,236,016	294,190
Adobe, Inc.[1]	522,337	269,489
Texas Instruments, Inc.	1,193,893	240,008
Oracle Corp.	1,231,620	227,653
Fair Isaac Corp.[1]	93,952	223,139
Constellation Software, Inc.	65,362	221,001
Autodesk, Inc.[1]	513,601	149,920
Arista Networks, Inc.[1]	356,207	144,556
NICE, Ltd. (ADR)[1,2]	741,217	135,228
CrowdStrike Holdings, Inc., Class A1	340,744	117,887
Lattice Semiconductor Corp.[1]	2,005,000	113,784
Fabrinet, non-registered shares[1]	377,108	88,462
Elastic NV, non-registered shares[1]	610,470	66,822
Guidewire Software, Inc.[1]	123,830	25,124
Globant SA1	80,919	18,430
Qorvo, Inc.[1]	193,837	13,384
Stripe, Inc., Class B1,3,4	217,774	5,991
		26,066,265
Industrials 15.18%
TransDigm Group, Inc.	1,947,548	2,440,219
Carrier Global Corp.	15,055,267	1,164,826
Ingersoll-Rand, Inc.	11,141,350	1,160,594
Uber Technologies, Inc.[1]	12,961,377	932,701
XPO, Inc.[1,5]	5,843,234	890,567
Dayforce, Inc.[1,2,5]	9,786,059	782,787
United Rentals, Inc.	892,442	772,855
Copart, Inc.[1]	11,781,058	746,801
General Electric Co.	3,598,674	655,534
GFL Environmental, Inc., subordinate voting shares	13,506,677	636,164
AMCAP Fund — Page 1 of 9

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
RTX Corp.	4,245,871	$517,274
Saia, Inc.[1]	712,815	405,649
Howmet Aerospace, Inc.	3,074,190	363,923
Airbus SE, non-registered shares	2,037,067	318,645
Delta Air Lines, Inc.	4,738,970	302,441
nVent Electric PLC	3,410,947	267,111
Ferguson Enterprises, Inc.	1,114,005	240,547
FTAI Aviation, Ltd.	1,374,303	232,010
Armstrong World Industries, Inc.	1,047,517	167,425
GE Vernova, Inc.[1]	482,257	161,132
Safran SA	674,616	157,403
Northrop Grumman Corp.	278,616	136,424
ITT, Inc.	717,582	112,029
Caterpillar, Inc.	248,943	101,098
Equifax, Inc.	383,204	100,231
Paylocity Holding Corp.[1]	319,775	66,366
WillScot Holdings Corp., Class A1	768,116	29,373
Waste Management, Inc.	103,657	23,657
APi Group Corp.[1]	483,848	18,280
TriNet Group, Inc.	70,936	6,628
		13,910,694
Health care 14.47%
Eli Lilly and Co.	3,143,303	2,500,026
UnitedHealth Group, Inc.	2,204,284	1,345,054
Thermo Fisher Scientific, Inc.	2,380,459	1,260,763
Vertex Pharmaceuticals, Inc.[1]	2,582,950	1,209,156
Alnylam Pharmaceuticals, Inc.[1]	3,731,045	944,216
Abbott Laboratories	7,554,849	897,289
Insulet Corp.[1]	3,225,296	860,444
Danaher Corp.	2,749,656	659,065
DexCom, Inc.[1]	6,365,208	496,423
Molina Healthcare, Inc.[1]	1,359,285	404,931
Regeneron Pharmaceuticals, Inc.[1]	510,728	383,158
Sarepta Therapeutics, Inc.[1]	2,524,758	336,651
Stryker Corp.	784,938	307,813
BioMarin Pharmaceutical, Inc.[1]	4,494,821	296,793
AstraZeneca PLC	1,696,515	228,207
IDEXX Laboratories, Inc.[1]	483,702	204,001
Intuitive Surgical, Inc.[1]	309,928	167,981
Elevance Health, Inc.	376,272	153,128
IQVIA Holdings, Inc.[1]	623,627	125,249
ICON PLC[1]	537,714	113,054
Haemonetics Corp.[1]	901,527	78,857
Mettler-Toledo International, Inc.[1]	61,289	76,685
Veeva Systems, Inc., Class A1	329,843	75,155
GE HealthCare Technologies, Inc.	899,453	74,853
West Pharmaceutical Services, Inc.	190,905	62,174
		13,261,126
Consumer discretionary 13.86%
Amazon.com, Inc.[1]	19,091,425	3,968,916
TopBuild Corp.[1,5]	2,495,797	974,958
MercadoLibre, Inc.[1]	484,430	961,676
Hilton Worldwide Holdings, Inc.	3,510,221	889,631
AMCAP Fund — Page 2 of 9

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Floor & Decor Holdings, Inc., Class A1,5	5,900,376	$662,081
Flutter Entertainment PLC[1]	2,233,864	617,261
Royal Caribbean Cruises, Ltd.	2,459,985	600,384
Burlington Stores, Inc.[1]	2,038,665	574,659
Caesars Entertainment, Inc.[1,5]	14,061,944	541,244
Tesla, Inc.[1]	1,462,675	504,857
DoorDash, Inc., Class A1	2,663,410	480,692
NVR, Inc.[1]	39,858	368,112
Viking Holdings, Ltd.[1]	6,368,252	295,805
Chipotle Mexican Grill, Inc.[1]	3,817,383	234,845
adidas AG	822,537	194,096
D.R. Horton, Inc.	1,048,494	176,965
NIKE, Inc., Class B	1,754,789	138,225
LVMH Moët Hennessy-Louis Vuitton SE	189,889	118,478
Churchill Downs, Inc.	782,140	111,150
Tractor Supply Co.	292,249	82,902
Booking Holdings, Inc.	7,989	41,559
Marriott International, Inc., Class A	128,833	37,244
Wyndham Hotels & Resorts, Inc.	299,370	29,392
Evolution AB	286,257	25,051
CAVA Group, Inc.[1]	150,682	21,231
Ollies Bargain Outlet Holdings, Inc.[1]	149,805	14,823
Service Corp. International	151,947	13,461
Moncler SpA	134,079	6,579
Hermès International	2,176	4,754
Grand Canyon Education, Inc.[1]	25,042	4,122
		12,695,153
Communication services 10.37%
Alphabet, Inc., Class A	16,276,490	2,749,913
Alphabet, Inc., Class C	9,204,529	1,569,280
Meta Platforms, Inc., Class A	5,376,841	3,088,027
Netflix, Inc.[1]	1,341,905	1,190,015
Charter Communications, Inc., Class A1	961,351	381,623
Take-Two Interactive Software, Inc.[1]	1,850,920	348,676
Electronic Arts, Inc.	995,764	162,977
Universal Music Group NV	581,836	14,008
		9,504,519
Financials 8.43%
Mastercard, Inc., Class A	3,601,663	1,919,470
Progressive Corp.	2,147,594	577,445
Apollo Asset Management, Inc.	2,965,723	519,091
Affirm Holdings, Inc., Class A1	7,039,503	492,836
Visa, Inc., Class A	1,543,012	486,172
PNC Financial Services Group, Inc.	2,001,316	429,723
Blue Owl Capital, Inc., Class A	17,623,234	418,199
Blackstone, Inc.	1,674,914	320,059
Marsh & McLennan Companies, Inc.	1,238,466	288,847
KKR & Co., Inc.	1,738,003	283,069
BlackRock, Inc.	266,030	272,096
S&P Global, Inc.	445,709	232,887
Toast, Inc., Class A1	5,247,608	228,481
Morgan Stanley	1,613,956	212,413
Stifel Financial Corp.	1,692,868	196,034
AMCAP Fund — Page 3 of 9

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Aon PLC, Class A	481,482	$188,519
AIA Group, Ltd.	21,263,400	159,949
Nu Holdings, Ltd., Class A1	10,261,924	128,582
Pinnacle Financial Partners, Inc.	967,166	122,936
MSCI, Inc.	180,219	109,867
Houlihan Lokey, Inc., Class A	385,931	72,976
Tradeweb Markets, Inc., Class A	239,219	32,414
Arch Capital Group, Ltd.	318,803	32,110
		7,724,175
Consumer staples 2.47%
Philip Morris International, Inc.	8,452,366	1,124,672
Costco Wholesale Corp.	420,923	409,087
Monster Beverage Corp.[1]	5,315,103	293,022
Constellation Brands, Inc., Class A	911,342	219,588
Dollar Tree Stores, Inc.[1]	2,682,876	191,208
Celsius Holdings, Inc.[1]	705,344	20,067
e.l.f. Beauty, Inc.[1,2]	58,474	7,573
		2,265,217
Materials 1.84%
Linde PLC	1,623,466	748,402
Ecolab, Inc.	1,395,057	347,048
ATI, Inc.[1]	3,504,391	210,859
Sherwin-Williams Co.	494,389	196,470
Sika AG	348,765	90,538
Celanese Corp.	1,177,989	86,241
		1,679,558
Real estate 0.77%
CoStar Group, Inc.[1]	4,992,637	406,101
American Tower Corp. REIT	844,589	176,519
Equinix, Inc. REIT	122,450	120,182
		702,802
Energy 0.55%
EOG Resources, Inc.	2,558,270	340,915
ConocoPhillips	1,528,118	165,556
		506,471
Utilities 0.11%
Constellation Energy Corp.	401,616	103,039
Total common stocks (cost: $45,135,448,000)		88,419,019
Preferred securities 0.09% Information technology 0.09%
Genesys Cloud Services Topco, LLC, preferred shares[1,3]	13,070,000	61,690
Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,3,4]	430,630	11,847
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,3,4]	327,540	9,011
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,3,4]	116,181	3,196
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4]	86,605	2,382
Total preferred securities (cost: $104,176,000)		88,126
AMCAP Fund — Page 4 of 9

unaudited
Rights & warrants 0.00% Information technology 0.00%	Shares	Value (000)
Constellation Software, Inc., warrants, expire 3/31/2040[1,3]	34,745	$— [6]
Total rights & warrants (cost: $0)		— [6]
Convertible stocks 0.02% Materials 0.02%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	448,416	21,676
Total convertible stocks (cost: $22,474,000)		21,676
Short-term securities 3.43% Money market investments 3.42%
Capital Group Central Cash Fund 4.65%[5,7]	31,353,664	3,135,680
Money market investments purchased with collateral from securities on loan 0.01%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.57%[7,8]	1,403,660	1,404
Capital Group Central Cash Fund 4.65%[5,7,8]	3,849	385
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.53%[7,8]	100,000	100
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.51%[7,8]	100,000	100
Fidelity Investments Money Market Government Portfolio, Class I 4.51%[7,8]	100,000	100
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.49%[7,8]	100,000	100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.58%[7,8]	100,000	100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.57%[7,8]	100,000	100
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59%[7,8]	100,000	100
		2,489
Total short-term securities (cost: $3,137,927,000)		3,138,169
Total investment securities 100.04% (cost: $48,400,025,000)		91,666,990
Other assets less liabilities (0.04)%		(39,634)
Net assets 100.00%		$91,627,356
Investments in affiliates5

	Value at 3/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2024 (000)	Dividend or interest income (000)
Common stocks 4.21%
Industrials 1.83%
XPO, Inc.[1]	$737,917	$74,274	$107,875	$20,999	$165,252	$890,567	$—
Dayforce, Inc.[1,2]	613,198	57,727	654	26	112,490	782,787	—
						1,673,354
Health care 0.00%
Haemonetics Corp.[1,9]	195,390	33,366	163,682	(20,446)	34,229	—	—
AMCAP Fund — Page 5 of 9

unaudited
Investments in affiliates5 (continued)

	Value at 3/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2024 (000)	Dividend or interest income (000)
Consumer discretionary 2.38%
TopBuild Corp.[1]	$868,971	$171,291	$39,111	$8,579	$(34,772)	$974,958	$—
Floor & Decor Holdings, Inc., Class A1	722,514	34,399	45,806	8,967	(57,993)	662,081	—
Caesars Entertainment, Inc.[1]	422,532	437,162	217,420	(233,703)	132,673	541,244	—
Burlington Stores, Inc.[1,9]	727,983	—	352,570	113,195	86,051	—	—
Churchill Downs, Inc.[9]	601,268	—	550,565	60,172	275	—	—
Helen of Troy, Ltd.[1,10]	167,988	—	140,157	(52,789)	24,958	—	—
YETI Holdings, Inc.[1,10]	230,628	—	216,777	(21,017)	7,166	—	—
						2,178,283
Total common stocks						3,851,637
Short-term securities 3.42%
Money market investments 3.42%
Capital Group Central Cash Fund 4.65%[7]	2,657,698	11,380,164	10,902,599	280	137	3,135,680	130,341
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.65%[7,8]	13,384		12,999 [11]			385	— [12]
Total short-term securities						3,136,065
Total 7.63%				$(115,737)	$470,466	$6,987,702	$130,341
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,3]	9/29/2023	$9,682	$11,847	.01%
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,3]	8/24/2023	7,055	9,011.01
Stripe, Inc., Class B1,3	5/6/2021-8/24/2023	8,431	5,991.01
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,3]	8/24/2023	2,502	3,196.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3]	3/15/2021	3,475	2,382	.00 [13]
Total		$31,145	$32,427	.04%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $46,199,000, which represented .05% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $32,427,000, which represented .04% of the net assets of the fund.

[5]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]	Amount less than one thousand.
[7]	Rate represents the seven-day yield at 11/30/2024.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Affiliated issuer during the reporting period but no longer an affiliate at 11/30/2024. Refer to the investment portfolio for the security value at 11/30/2024.
[10]	Affiliated issuer during the reporting period but no longer held at 11/30/2024.
[11]	Represents net activity.
[12]	Dividend income is included with securities lending income and is not shown in this table.
[13]	Amount less than .01%.
AMCAP Fund — Page 6 of 9

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
AMCAP Fund — Page 7 of 9

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$23,762,918	$2,297,356	$5,991	$26,066,265
Industrials	13,434,646	476,048	—	13,910,694
Health care	13,032,919	228,207	—	13,261,126
Consumer discretionary	12,346,195	348,958	—	12,695,153
Communication services	9,490,511	14,008	—	9,504,519
Financials	7,564,226	159,949	—	7,724,175
Consumer staples	2,265,217	—	—	2,265,217
Materials	1,589,020	90,538	—	1,679,558
Real estate	702,802	—	—	702,802
Energy	506,471	—	—	506,471
Utilities	103,039	—	—	103,039
Preferred securities	—	—	88,126	88,126
Rights & warrants	—	—	— *	— *
Convertible stocks	21,676	—	—	21,676
Short-term securities	3,138,169	—	—	3,138,169
Total	$87,957,809	$3,615,064	$94,117	$91,666,990
*
Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
AMCAP Fund — Page 8 of 9

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-002-0125
AMCAP Fund — Page 9 of 9